UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21685

Hatteras Core Alternatives Fund, L.P.

(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Address of principal executive offices) (Zip code)

David B. Perkins

8540 Colonnade Center Drive, Suite 401

Raleigh, North Carolina 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Hatteras Core Alternatives Fund, L.P.

Schedule of Investments - December 31, 2012 (unaudited)

Hatteras Core Alternatives Fund, L.P. (1)

Investment in Hatteras Master Fund, L.P., at value - 100.11% (Cost $182,786,018)	$190,452,872
Liabilities in excess of other assets - (0.11)%	(214,052)
Partners' Capital – 100.00%	190,238,820

(1)	Invests the majority of its assets in Hatteras Master Fund, L.P.
The Schedule of Investments of Hatteras Master Fund, L.P. is included below.

Hatteras Master Fund, L.P

Schedule of Investments - December 31, 2012 (unaudited)

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
Percentages are as follows:
Absolute Return (14.60%)
Enhanced Fixed Income (13.28%)
Opportunistic Equity (35.35%)
Private Investments (34.52%)
Tactical Trading (5.82%)
Short-Term Investment (4.07%)

Investments in Adviser Funds and Mutual Funds - (103.57%)	Cost	Fair Value
Absolute Return - (14.60%)
Allblue, L.P. [a,b]	$20,000,000	$21,367,361
Broad Peak Fund, L.P. [b,d]	290,930	172,434
Citadel Wellington, LLC (Class A)[a,b,c]	26,550,378	40,498,849
D.E. Shaw Composite Fund, LLC [b]	13,600,721	19,417,001
Dorsal Capital Partners, L.P. [a,b]	20,000,000	20,919,691
Eton Park Fund, L.P. [a,b]	9,962,172	10,663,144
JANA Partners Qualified, L.P. [a,b,d]	85,559	57,838
Marathon Fund, L.P. [a,b,d]	4,247,988	1,572,569
Millennium USA, L.P. [a,b]	25,000,000	25,857,169
Montrica Global Opportunities Fund, L.P. [a,b,d]	814,276	576,506
OZ Asia, Domestic Partners, L.P. [a,b,d]	896,869	926,553
Perry Partners, L.P. [a,b,d]	633,796	836,360
Pipe Equity Partners [a,b,d]	11,969,375	5,249,986
Pipe Select Fund, LLC [a,b,d]	5,572,728	6,790,592
Standard Investment Research Hedge Equity Fund, L.P. [a,b,c]	18,040,323	21,646,683
Stark Investments, L.P. [a,b,d]	1,120,860	1,229,784
Stark Select Asset Fund, LLC [a,b,d]	460,771	462,867
Total Absolute Return	159,246,746	178,245,387

Enhanced Fixed Income - (13.28%)	Shares	Cost	Fair Value
Investment in Adviser Funds
Alternative Liquidity Solution Limited [a]	1,855,000	1,306,367	1,369,857
BDCM Partners I, L.P. [a,b,d]		20,013,704	21,473,833
Bell Point Credit Opportunities Fund, L.P. [a,b]		4,131,196	4,665,004
Contrarian Capital Fund I, L.P. [a,b]		7,219,629	11,835,053
CPIM Structured Credit Fund 1000, L.P. [a,b,d]		142,069	27,813
Drawbridge Special Opportunities Fund, L.P. [a,b,d]		1,551,941	1,975,238
Fortress VRF Advisors I, LLC [a,b,d]		8,092,619	933,967
Halcyon European Structured Opportunities Fund, L.P. [a,b,d]		252,358	84,605
Harbinger Capital Partners Fund I, L.P. [a,b,d]		4,753,912	1,367,135
Harbinger Class L Holdings (U.S.), LLC [a,b,d]		92,617	69,684
Harbinger Class LS Holdings I (U.S.) Trust, Series 1 [a,b,d]	7,035	6,578,505	1,098,183
Harbinger Class PE Holdings (U.S.) Trust, Series 1 [a,b,d]	3	980,839	600,050
Harbinger Credit Distressed Blue Line Fund, L.P. [a,b,c,d]		12,326,927	11,433,640
Indaba Capital Partner, L.P. [a,b]		10,000,000	12,605,002
Marathon Special Opportunities Fund, L.P. [b,d]		1,256,461	1,211,911
Morgan Rio Capital Fund, L.P. [a,b]		7,000,000	10,307,061
Prospect Harbor Credit Partners, L.P. [a,b,d]		1,080,455	1,100,378
Providence MBS Fund, L.P. [a,b]		25,000,000	35,852,495
Senator Global Opportunity Fund, L.P. [a,b,c]		10,363,411	13,391,529
Strategic Value Restructuring Fund, L.P. [a,b]		448,390	481,230
TCW Special Mortgage Credits Fund II, L.P. [a,b]		849,609	6,707,120
Total Investment in Adviser Funds		123,441,009	138,590,788

Investment in Mutual Funds
DoubleLine Total Return Bond Fund, Class I	2,070,978	19,234,664	23,464,175
Total Investment in Mutual Funds		19,234,664	23,464,175
Total Enhanced Fixed Income		142,675,673	162,054,963

Opportunistic Equity - (35.35%)	Cost	Fair Value
Artis Partners 2X (Institutional), L.P. [a,b,c,d]	2,436,125	1,104,938
Ashoka Fund, L.P. [a,b]	29,000,000	29,330,683
Balyasny Atlas Leveraged Fund, L.P. [a,b]	19,457,378	20,371,318
Bay Pond Partners, L.P. [a,b]	25,000,000	28,248,702
Broadfin Healthcare Fund, L.P. [a,b]	22,000,000	24,970,978
Camcap Resources, L.P. [a,b,d]	491,057	497,817
Crosslink Crossover Fund IV, L.P. [a,b,d]	1,633,805	3,215,348
Crosslink Crossover Fund V, L.P. [a,b,d]	734,153	2,646,506
Crosslink Crossover Fund VI, L.P. [a,b,d]	8,515,359	8,309,762
Empire Capital Partners Enhanced, L.P. [a,b]	25,000,000	23,121,652
Falcon Edge Global, L.P. [a,b]	25,000,000	25,038,282
Gavea Investment Fund II, L.P. [a,b,d]	63,377	784,560
Gavea Investment Fund III, L.P. [a,b,d]	14,208,000	25,754,176
Glade Brook Global Domestic Fund, L.P. [a,b]	20,000,000	21,610,984
Gracie Capital, L.P. [a,b,d]	68,232	27,788
HealthCor, L.P. [a,b,c]	2,855,475	4,341,464
HFR HE Bristol Master Trust [a,b]	19,000,000	12,416,305
Hound Partners, L.P. [a,b]	24,000,000	27,437,598
Integral Capital Partners VII, L.P. [a,b,d]	914,048	1,227,663
Integral Capital Partners VIII, L.P. [a,b,d]	2,490,153	1,896,123
J.C. Flowers III Co-Invest BTG, L.P. [b]	632,041	940,572
Samlyn Equity, L.P. [a,b,c,d]	1,154,713	977,254
Sansar Capital Master Fund, L.P. Subsidiaries [a,b,d]	162,832	326,591
Standard Investment Research Energy Opportunities Fund, L.P. [a,b]	20,000,000	20,260,902
The Raptor Private Holdings, L.P. [a,b,d]	517,716	430,900
The Russian Prosperity Fund [a,b]	10,000,000	11,079,633
Tybourne Equity (US) Fund [a,b]	25,000,000	25,779,523
Valiant Capital Partners, L.P. [b,c]	18,844,171	33,975,367
Value Partners Hedge Fund, LLC [a,b]	28,000,000	24,701,643
Viking Global Equities, L.P. [a,b,c]	17,166,317	23,106,866
Visium Balanced Fund, L.P. [a,b,c]	18,969,595	24,826,209
WCP Real Estate Strategies Fund, L.P. [a,b,d]	4,638,598	2,805,285
Total Opportunistic Equity	387,953,145	431,563,392

Private Investments - (34.52%)	Shares	Cost	Fair Value
Investment in Private Companies
ABRY Advanced Securities Fund, L.P. [b]		3,613,231	5,661,764
ABRY Partners VI, L.P. [b]		4,790,262	6,890,886
ABRY Partners VII, L.P. [a,b]		2,044,034	2,138,862
Accel-KKR Capital Partners III, L.P. [b]		5,330,012	4,579,499
Arclight Energy Partners Fund III, L.P. [b]		2,516,542	2,416,392
Arclight Energy Partners Fund IV, L.P. [b]		2,081,616	1,227,561
Arclight Energy Partners Fund V, L.P. [b]		1,308,885	1,227,589
Arminius Moat, L.P. [a,b]		5,615,015	4,233,158
Ascendent Capital Partners I, L.P. [b]		730,675	586,934
BDCM Opportunity Fund II, L.P. [b]		4,245,698	5,969,258
Benson Elliot Real Estate Partners II, L.P. [a,b]		5,121,388	2,440,386
Cadent Energy Partners II, L.P. [b]		6,324,981	7,534,278
Canaan Natural Gas Fund X, L.P. [b]		4,523,750	2,276,541
CDH Venture Partners II, L.P. [b]		3,803,555	3,208,878
CDH Venture Partners IV, L.P. [b]		5,286,200	4,914,976
China Special Opportunities Fund III, L.P. [a,b]		3,264,621	2,824,579
Claremont Creek Ventures, L.P. [a,b]		1,685,416	890,708
Claremont Creek Ventures II, L.P. [a,b]		2,030,625	2,152,718
Colony Investors VII, L.P. a, [b]		3,045,480	769,900
Colony Investors VIII, L.P. [b]		8,124,892	2,596,548
CX Partners Fund Limited [b]		4,318,887	3,495,711
Dace Ventures I, L.P. [b]		2,168,453	1,656,159
Darwin Private Equity I, L.P. [b]		4,781,657	3,427,769
EMG Investments, LLC [b]		1,476,134	2,637,118
EnerVest Energy Institutional Fund X-A, L.P. [b]		2,178,934	2,207,091
EnerVest Energy Institutional Fund XI-A, L.P. [b]		6,998,031	18,685,182
Fairhaven Capital Partners, L.P. [a,b]		3,819,507	2,986,519
Florida Real Estate Value Fund, L.P. [b]		4,227,793	4,418,852
Forum European Realty Income III, L.P. [a,b]		6,017,149	5,078,099
Garrison Opportunity Fund, LLC a, [b]		6,006,062	9,075,148
Garrison Opportunity Fund II A, LLC [a,b]		3,786,425	4,213,565
Glade Brook Private Investors, LLC [a,b]		1,500,000	1,493,023
Great Point Partners I, L.P. [b]		2,407,951	3,456,594
Greenfield Acquisition Partners V, L.P. [b]		6,866,818	6,805,133
GTIS Brazil Real Estate Fund, L.P. [a,b]		7,371,948	9,632,152
Halifax Capital Partners II, L.P. [b]		2,114,381	2,649,827
Halifax Capital Partners III, L.P. [b]		471,845	364,887
Hancock Park Capital III, L.P. a, [b]		1,940,643	3,759,353
Healthcor Partners Fund, L.P. [a,b,c]		3,600,922	4,204,016
Hillcrest Fund, L.P. [a,b]		6,095,566	4,905,859
Illumitex, Inc., Common Stock [a,b]	1,331,167	1,000,000	39,935
Illumitex, Inc., Series A-1 Preferred Stock [a,b]	2,404,160	499,369	521,366
Illumitex, Inc., Series X Preferred Stock [a,b]	2,404,160	-	-
Intervale Capital Fund, L.P. [b]		3,910,707	4,279,715
J.C. Flowers III, L.P. [b]		3,381,502	3,266,337
LC Fund V, L.P. [a,b]		2,051,746	1,905,482
Lighthouse Capital Partners VI, L.P. [b]		4,750,000	5,151,977
Merit Energy Partners F-II, L.P. [b]		1,156,832	891,286
Mid Europa Fund III, L.P. [a,b]		5,243,640	4,660,541
Midstream & Resources Follow-On Fund, L.P. [a,b]		2,230,211	7,581,658
Monomoy Capital Partners II, L.P. [a,b]		1,306,093	1,756,851
Natural Gas Partners VIII, L.P. a, [b]		3,843,130	5,121,879
Natural Gas Partners IX, L.P. [b]		7,820,262	9,544,415
Natural Gas Partners X, L.P. [a,b]		685,843	657,693
New Horizon Capital III, L.P. [b]		6,815,152	8,161,845
NGP Energy Technology Partners, L.P. [b]		867,295	294,092
NGP Energy Technology Partners II, L.P. [a,b]		3,587,223	3,488,321
NGP Midstream & Resources, L.P. [b]		4,723,027	6,030,618
Northstar Equity Partners III Limited [a,b]		2,040,546	1,792,792
Northwood Real Estate Co-Investors, L.P. [b]		1,679,689	1,854,287
Northwood Real Estate Partners, L.P. [b]		3,996,932	4,101,445
OCM European Principal Opportunties Fund, L.P. [a,b]		2,467,677	4,612,572
OCM Mezzanine Fund II, L.P. a, [b]		610,161	1,507,481
ORBIS Real Estate Fund I, L.P. [a,b]		3,211,080	2,147,101
Orchid Asia IV, L.P. [b]		4,588,401	5,954,817
Parmenter Realty Fund IV, L.P. [b]		1,748,830	1,677,101
Patron Capital III, L.P. [b]		4,818,012	4,256,528
Pearlmark Mezzanine Realty Partners III, LLC [b]		7,631,141	6,218,584
Pennybacker II, L.P. [b]		1,626,068	1,490,076
Phoenix Real Estate Fund PTE Limited [b]		6,129,961	6,621,239
Phoenix Real Estate Fund (T), L.P. [a,b]		5,097,647	4,511,255
Pine Brook Capital Partners, L.P. [b]		6,599,743	6,846,981
Private Equity Investment Fund V, L.P. [b]		10,662,529	11,721,811
Private Equity Investors Fund IV, L.P. [b]		3,026,609	2,302,404
Quantum Energy Partners IV, L.P. [b]		5,064,034	5,593,513
Quantum Energy Partners V, L.P. [a,b]		8,298,842	6,907,196
Rockwood Capital Real Estate Partners Fund VII, L.P. [b]		4,973,265	2,457,551
Roundtable Healthcare Management III, L.P. [a,b]		1,823,634	1,614,684
Roundtable Healthcare Partners II, L.P. [b]		1,667,117	2,193,476
Saints Capital VI, L.P. [b]		8,627,246	9,391,433
Sanderling Venture Partners VI Co-Investment Fund, L.P. [b]		817,650	972,375
Sanderling Venture Partners VI, L.P. [a,b]		880,040	1,250,197
SBC Latin America Housing US Fund, L.P. [b]		1,891,706	1,756,379
Sentient Global Resources Fund III, L.P. [a,b]		13,087,461	14,024,483
Sentient Global Resources Fund IV, L.P. [b]		2,320,448	2,076,158
Singerman Real Estate Opportunity Fund I, L.P. [a,b]		214,996	134,152
Sovereign Capital III, L.P. [a,b]		2,793,132	2,789,186
Square Mile Lodging Opportunity Partners, L.P. [a,b]		1,230,347	1,408,018
Square Mile Partners III, L.P. [b]		6,827,405	8,466,149
Sterling Capital Partners II, L.P. [b]		1,685,745	2,080,976
Sterling Group Partners III, L.P. [a,b]		2,890,809	3,487,686
Strategic Value Global Opportunities Fund I-A, L.P. [b]		3,098,331	1,753,948
Tenaya Capital V, L.P. [a,b]		3,404,141	4,764,272
The Column Group, L.P. a, [b]		3,589,208	3,730,320
The Energy and Minerals Group Fund II, L.P. [b]		1,850,938	1,692,920
The Founders Fund III, L.P. [a,b]		4,500,000	7,593,490
The Founders Fund IV, L.P. [a,b]		1,350,000	1,426,003
Tiger Global Investments Partners VI, L.P. [b]		4,701,942	4,290,311
Tiger Global Investments Partners VII, L.P. [a,b]		333,000	303,463
TPF II, L.P. [b]		4,571,844	3,774,295
Trivest Fund IV, L.P. [b]		5,349,685	5,283,962
True Ventures III, L.P. [a,b]		850,000	768,597
Urban Oil and Gas Partners A-1, L.P. [b]		6,275,346	5,949,746
Urban Oil and Gas Partners B-1, L.P. [a,b]		634,483	634,483
VCFA Private Equity Partners IV, L.P. [b]		1,338,806	984,894
VCFA Venture Partners V, L.P. [b]		6,368,509	7,179,411
Voyager Capital Fund III, L.P. [a,b]		2,131,122	2,750,362
WCP Real Estate Fund I, L.P. [a,b]		1,709,933	1,723,334
Westview Capital Partners II, L.P. [a,b]		4,895,864	5,024,505
Zero2IPO China Fund II, L.P. [a,b]		4,168,480	4,437,330
Total Investment in Private Companies		399,658,551	421,333,215

Investment in Private Company Call Options
Illumitex, Inc., Exercise Price $0.03, 10/24/2022 [a,b]	553,352	-	-
Total Investment in Private Company Call Options		-	-
Total Private Investments		399,658,551	421,333,215

Tactical Trading - (5.82%)	Cost	Fair Value
Alphamosaic (U.S.), LLC-Series Cell No. 41 (Winton Capital Management Limited) [a,b]	12,500,000	12,145,847
Black River Commodity MS Fund, L.P. [a,b,d]	379,957	346,411
Brevan Howard, L.P. [b,c]	8,524,265	9,943,847
Capula Tail Risk Fund Limited [a,b]	15,000,000	13,838,309
D.E. Shaw Oculus Fund, LLC [a,b]	7,154,202	14,214,522
Drawbridge Global Macro Fund, L.P. [a,b,d]	93,996	81,403
Ospraie Special Opportunities Fund, L.P. [a,b,d]	3,346,238	4,363,357
Robeco Transtrend Diversified Fund, LLC [a,b]	12,500,000	11,298,625
Saba Capital Tail Hedge Partners, L.P. [a,b]	5,000,000	4,055,648
Touradji Global Resources Holdings, LLC [a,b,d]	1,714,396	767,014
Total Tactical Trading	66,213,054	71,054,983

Total investments in Adviser Funds and Mutual Funds (cost $1,155,747,169)		1,264,251,940

	Shares	Cost	Fair Value
Short-Term Investments - (4.07%)
Federated Prime Obligations Fund #10, 0.10% [e]	49,736,784	49,736,784	49,736,784
Total Short-Term Investments (cost $49,736,784)			49,736,784
Total Investments (cost $1,205,483,953) (107.64%)			1,313,988,724
Liabilities in excess of other assets (-7.64%)			(93,326,180)
Partners' capital - (100.00%)			$1,220,662,544

a - Non-income producing.

b - Adviser Funds are issued in private placement transactions and as such are restricted as to resale.

c - Securities held in custody by US Bank N.A., as collateral for a credit facility. The total cost and fair value of these securities as of December 31, 2012 was $140,832,622 and $189,450,662, respectively.

d - The Adviser Fund has imposed gates on or has restricted redemptions from Adviser Funds. The total cost and fair value of these securities as of December 31, 2012 was $126,778,314 and $114,814,822, respectively.

e - The rate shown is the annualized 7-day yield as of December 31, 2012.

The Hatteras Master Fund, LP (the “Master Fund”) classifies its assets and liabilities that are reported at fair value into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•          Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities.

•          Level 2 – other significant observable inputs or investments that can be fully redeemed at the net asset value in the “near term” (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term, generally within the next calendar quarter, from Adviser Funds, etc.)

•          Level 3 – significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”, these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 90 days.

	Level 1	Level 2	Level 3	Total
Absolute Return	$-	$138,953,487	$39,291,900	$178,245,387
Enhanced Fixed Income	23,464,175	82,452,579	56,138,209	162,054,963
Opportunistic Equity	-	269,925,634	161,637,758	431,563,392
Private Investments	-	-	421,333,215	421,333,215
Tactical Trading	-	65,496,798	5,558,185	71,054,983
Short-Term Investment	49,736,784	-	-	49,736,784
Total	$73,200,959	$556,828,498	$683,959,267	$1,313,988,724

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Balances			Change in			Balances
Level 3 Investments	as of	Transfers between		Unrealized			as of
	March 31,	Investment	Net Realized	Appreciation/	Gross	Gross	December 31,
Investments	2012	Categories*	Gain (Loss)	(Depreciation)	Purchases	Sales	2012
Absolute Return	$44,732,205	$-	$156,191	$(839,984)	$13,001	$(4,769,513)	$39,291,900
Enhanced Fixed Income	91,737,650	-	11,672,817	(4,439,906)	4,109,322	(46,941,674)	56,138,209
Opportunistic Equity	182,822,021	1,834,093	(527,417)	(1,322,987)	10,017,425	(31,185,377)	161,637,758
Private Investments	374,331,767	(1,834,093)	(6,219,247)	25,207,978	69,394,583	(39,547,773)	421,333,215
Tactical Trading	6,564,845	-	(763,078)	493,832	224,267	(961,681)	5,558,185
Total Investments	$700,188,488	$-	$4,319,266	$19,098,933	$83,758,598	$(123,406,018)	$683,959,267

* Transfers between investment categories are represented by their balance as of April 1, 2012.

The Master Fund adopted the Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which require the Master Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. Transfers into Level 3 usually result from Adviser Funds imposing gates or suspending redemptions; transfers out of Level 3 generally occur when lock-up periods on investments in Adviser Funds are lifted. There were no transfers into or out of Level 1, Level 2 or Level 3 during the period ended December 31, 2012. It is the Master Fund’s policy to recognize transfers into and out of all Levels at the end of the reporting period.

The change in unrealized appreciation/(depreciation) from Level 3 investments held at December 31, 2012 is $9,826,058.

Adviser Funds categorized as Level 3 assets, with a fair value totaling $683,959,267, have imposed gates or suspended redemptions. Gates were imposed or redemptions were suspended for these Adviser Funds during a period ranging from October 2008 to December 2012. It is generally not known when these restrictions will be lifted.

Accounting Standards Update No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”) includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 requires reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Levels 1 and 2 of the fair value hierarchy.

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of December 31, 2012:

Type of Level 3 Investment	Fair Value as of December 31, 2012	Valuation Techniques	Unobservable Input
Adviser Funds
Absolute Return	$39,291,900	Net asset value ("NAV") as practical expedient *	N/A
Enhanced Fixed Income	56,138,209	NAV as practical expedient *	N/A
Opportunistic Equity	161,637,758	NAV as practical expedient *	N/A
Private Investments	420,771,914	NAV as practical expedient *	N/A
Tactical Trading	5,558,185	NAV as practical expedient *	N/A
Common Stock
Private Investments	39,935	Most recent capitalization	Private financing
Preferred Stock
Private Investments	521,366	Most recent capitalization	Private financing
Total Level 3 Investments	$683,959,267

* Unobservable input

No adjustments were made to the NAV provided by the investment manager or administrator of the Adviser Funds. Adjustments to the NAV provided by the investment manager or administrator of the Adviser Funds would be considered if the practical expedient NAV was not as of the Master Fund's measurement date; it was probable that the Adviser Fund would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Master Fund's valuation procedures that the Adviser Fund is not being reported at fair value.

The significant unobservable inputs used in the fair value measurement of the Master Fund's Private Investment shares are based on the portfolio company's most recent round of financing and the financial results of privately held entities. If the financial condition of these companies was to deteriorate, or if market comparables were to fall, the value of the stock in these private companies held by the Master Fund would be lower.

The Master Fund's valuation procedures have been approved by the Master Fund's Board of Directors (the “Board”). The valuation procedures are implemented by the Adviser and the Master Fund's third party administrator, which report to the Board. For third-party information, the Master Fund's administrator monitors and reviews the methodologies of the various pricing services employed by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hatteras Core Alternatives Fund, L.P.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ David B. Perkins
David B. Perkins, President
(principal executive officer)

Date	March 1, 2013

By (Signature and Title)*
/s/ R. Lance Baker
R. Lance Baker, Treasurer
(principal financial officer)

Date	March 1, 2013

* Print the name and title of each signing officer under his or her signature.